Organization and Business	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]	Organization and Business
Sphere 3D Corp. was incorporated under the Business Corporations Act (Ontario) on May 2, 2007 as T.B. Mining Ventures Inc. On March 24, 2015, the Company completed a short-form amalgamation with a wholly-owned subsidiary. In connection with the short-form amalgamation, the Company changed its name to “Sphere 3D Corp.” Any reference to the “Company”, “Sphere 3D”, “we”, “our”, “us”, or similar terms refers to Sphere 3D Corp. and its subsidiaries. In January 2022, the Company commenced operations of its digital mining operation as a net carbon-neutral cryptocurrency miner. The Company is establishing an enterprise-scale mining operation through procurement of next-generation mining equipment and partnering with experienced service providers. In addition, the Company delivers data management and desktop and application virtualization solutions through hybrid cloud, cloud and on premise implementations by its global reseller network. The Company achieves this through a combination of containerized applications, virtual desktops, virtual storage and physical hyper-converged platforms. The Company’s products allow organizations to deploy a combination of public, private or hybrid cloud strategies while backing them up with the latest storage solutions. The Company’s brands include HVE ConneXions (“HVE”) and Unified ConneXions (“UCX”). In October 2021, the Company sold its SnapServer® product line and associated assets.
The Company has commenced planning and has entered into a series of agreements that have enabled it to enter the digital asset mining industry, including entering into machine purchase agreements with FuFu Technology Limited (“BitFuFu”) and NuMiner Global, Inc. (“NuMiner”), the Master Services Agreement between Sphere 3D and Gryphon Digital Mining, Inc. (“Gryphon”), and the Sub-License and Delegation Agreement with Gryphon. See Commitments and Contingencies in the Notes to the Condensed Consolidated Financial Statements for additional information.
Liquidity and Going Concern
Management has projected that cash on hand may not be sufficient to allow the Company to continue operations beyond November 30, 2022 if we are unable to raise additional funding for operations. We expect our working capital needs to increase in the future as we continue to expand and enhance our operations. Our ability to raise additional funds for working capital or to pay for the purchase of cryptocurrency mining machines through equity or debt financings or other sources may depend on the financial success of our then current business and successful implementation of our key strategic initiatives, financial, economic and market conditions and other factors, some of which are beyond our control. No assurance can be given that we will be successful in raising the required capital at a reasonable cost and at the required times, or at all. Further equity financings may have a dilutive effect on shareholders and any debt financing, if available, may require restrictions to be placed on our future financing and operating activities. We require additional capital and if we are unsuccessful in raising that capital, we may be required to cancel our existing purchase obligations under our current mining purchase agreements, or we may not be able to continue our business operations in the cryptocurrency mining industry or we may be unable to advance our growth initiatives, either of which could adversely impact our business, financial condition and results of operations.
Significant changes from the Company’s current forecasts, including but not limited to: (i) shortfalls from projected sales levels; (ii) unexpected increases in product costs; (iii) increases in operating costs; (iv) changes in the historical timing of collecting accounts receivable; and (v) inability to maintain compliance with the requirements of the NASDAQ Capital Market and/or inability to maintain listing with the NASDAQ Capital Market could have a material adverse impact on the Company’s ability to access the level of funding necessary to continue its operations at current levels. If any of these events occurs or the Company is unable to generate sufficient cash from operations or financing sources, the Company may be forced to liquidate assets where possible and/or curtail, suspend or cease planned programs or operations generally or seek bankruptcy protection or be subject to an involuntary bankruptcy petition, any of, which would have a material adverse effect on the Company’s business, results of operations, financial position and liquidity.
Given the Company’s existing purchase obligations, if such agreements are not cancelled by the Company, management has projected that cash on hand will not be sufficient to allow the Company to meet its outstanding purchase obligations beyond November 30, 2022 if the Company is unable to raise additional debt or equity funding for operations. On a short-term basis, the Company plans to raise debt or equity funding to meet its payment obligations under its current contracts and for additional working capital. These factors, among, others raise substantial doubt that the Company will be able to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business and do not include any adjustments that might result from the outcome of this uncertainty.
Terminated Merger Agreement
On June 3, 2021, the Company entered into an Agreement and Plan of Merger, which was subsequently amended on December 29, 2021 (the “Merger Agreement”), which the Company agreed to acquire all of the issued and outstanding capital stock of Gryphon Digital Mining, Inc. (“Gryphon”) through a merger transaction (the “Merger”).
On February 15, 2022, and subsequently on March 7, 2022, primarily as a result of comments we received from the SEC relating to an amendment to the registration statement on Form F-4 we filed with the SEC on January 4, 2022 in connection with our proposed merger with Gryphon, we retained two independent investment banks to review the terms of the proposed Gryphon merger transaction. The nature of the review was to provide an independent analysis as to whether the consideration to be paid by us in the proposed merger was fair to our stockholders from a financial point of view and to assess the inputs to the financial models that were used to test such fairness.
On April 4, 2022, the Merger Agreement was terminated. The Company and Gryphon will continue its relationship through the Gryphon Master Services Agreement entered into in 2021.